Columbia Acorn Family of Funds
Third Quarter Report
September 30, 2024 (Unaudited)
Columbia Acorn® Fund
Columbia Acorn International®
Columbia Acorn International SelectSM
Columbia Thermostat FundSM
Columbia Acorn European FundSM

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Acorn® Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 0.5%
Entertainment 0.5%
Take-Two Interactive Software, Inc.(a)	86,501	13,296,069
Total Communication Services		13,296,069
Consumer Discretionary 19.3%
Automobile Components 3.4%
Dorman Products, Inc.(a)	388,328	43,927,663
Modine Manufacturing Co.(a)	390,192	51,813,596
Total		95,741,259
Diversified Consumer Services 1.2%
Bright Horizons Family Solutions, Inc.(a)	243,194	34,078,775
Hotels, Restaurants & Leisure 4.9%
Churchill Downs, Inc.	535,365	72,386,702
Dutch Bros, Inc., Class A(a)	658,608	21,095,214
Portillo’s, Inc., Class A(a)	1,887,167	25,420,140
Xponential Fitness, Inc., Class A(a)	1,358,293	16,842,833
Total		135,744,889
Household Durables 4.3%
Champion Homes, Inc.(a)	651,688	61,812,607
SharkNinja, Inc.	139,828	15,200,702
TopBuild Corp.(a)	106,726	43,417,204
Total		120,430,513
Leisure Products 1.1%
Brunswick Corp.	353,984	29,670,939
Specialty Retail 4.4%
Boot Barn Holdings, Inc.(a)	155,584	26,026,091
Five Below, Inc.(a)	706,931	62,457,354
Williams-Sonoma, Inc.	209,091	32,392,378
Total		120,875,823
Total Consumer Discretionary		536,542,198
Consumer Staples 3.4%
Consumer Staples Distribution & Retail 1.8%
BJ’s Wholesale Club Holdings, Inc.(a)	591,474	48,784,775
Household Products 1.2%
WD-40 Co.	133,261	34,365,347
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.4%
elf Beauty, Inc.(a)	100,896	11,000,691
Total Consumer Staples		94,150,813
Energy 1.7%
Energy Equipment & Services 1.1%
TechnipFMC PLC	817,240	21,436,205
Tidewater, Inc.(a)	129,941	9,328,465
Total		30,764,670
Oil, Gas & Consumable Fuels 0.6%
Permian Resources Corp.	1,281,758	17,444,726
Total Energy		48,209,396
Financials 7.3%
Banks 1.1%
Lakeland Financial Corp.	232,728	15,155,247
Western Alliance Bancorp	177,705	15,369,706
Total		30,524,953
Capital Markets 4.5%
Blue Owl Capital, Inc.	2,758,098	53,396,777
GCM Grosvenor, Inc., Class A(b)	4,512,870	51,085,689
Houlihan Lokey, Inc., Class A	132,464	20,931,961
Total		125,414,427
Insurance 1.7%
Ryan Specialty Holdings, Inc., Class A	724,771	48,117,546
Total Financials		204,056,926
Health Care 21.8%
Biotechnology 7.4%
Absci Corp.(a)	2,018,380	7,710,212
Cytokinetics, Inc.(a)	181,572	9,587,002
Exact Sciences Corp.(a)	674,325	45,935,019
Exelixis, Inc.(a)	505,034	13,105,632
Insmed, Inc.(a)	311,042	22,706,066
Natera, Inc.(a)	413,220	52,458,279
Neurocrine Biosciences, Inc.(a)	61,194	7,050,773
Revolution Medicines, Inc.(a)	353,484	16,030,499

Columbia Acorn® Fund | 2024

Portfolio of Investments  (continued)
Columbia Acorn® Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics, Inc.(a)	144,489	18,045,231
Viking Therapeutics, Inc.(a)	209,891	13,288,199
Total		205,916,912
Health Care Equipment & Supplies 4.4%
Glaukos Corp.(a)	386,784	50,390,219
Inspire Medical Systems, Inc.(a)	67,002	14,140,772
Insulet Corp.(a)	86,868	20,218,527
Integer Holdings Corp.(a)	172,191	22,384,830
Lantheus Holdings, Inc.(a)	126,757	13,911,581
Outset Medical, Inc.(a),(b)	—	—
Total		121,045,929
Health Care Providers & Services 1.5%
Encompass Health Corp.	214,830	20,761,171
P3 Health Partners, Inc., Class A(a),(b)	—	—
Surgery Partners, Inc.(a)	648,090	20,894,422
Total		41,655,593
Health Care Technology 0.2%
Schrodinger, Inc.(a)	333,498	6,186,388
Life Sciences Tools & Services 7.1%
BioLife Solutions, Inc.(a)	627,696	15,717,508
Bio-Techne Corp.	838,860	67,050,080
Charles River Laboratories International, Inc.(a)	152,949	30,126,364
DNA Script(a),(c),(d),(e)	1,139	139,974
Maravai LifeSciences Holdings, Inc., Class A(a)	2,777,526	23,081,241
Medpace Holdings, Inc.(a)	63,689	21,259,388
Repligen Corp.(a)	270,740	40,291,527
Total		197,666,082
Pharmaceuticals 1.2%
Intra-Cellular Therapies, Inc.(a)	280,437	20,519,575
Structure Therapeutics, Inc., ADR(a)	303,615	13,325,663
Total		33,845,238
Total Health Care		606,316,142
Industrials 21.7%
Aerospace & Defense 4.1%
Aerovironment, Inc.(a)	109,321	21,918,860
Curtiss-Wright Corp.	174,129	57,234,461
Moog, Inc., Class A	172,734	34,895,723
Total		114,049,044
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.4%
Janus International Group, Inc.(a)	1,059,940	10,715,993
Construction & Engineering 2.6%
MYR Group, Inc.(a)	147,785	15,108,061
Sterling Infrastructure, Inc.(a)	143,723	20,842,709
WillScot Holdings Corp.(a)	966,155	36,327,428
Total		72,278,198
Electrical Equipment 2.3%
Atkore, Inc.	535,234	45,355,729
Vertiv Holdings Co.	189,189	18,822,414
Total		64,178,143
Machinery 4.5%
Esab Corp.	338,825	36,020,486
Mueller Water Products, Inc., Class A	1,212,191	26,304,545
SPX Technologies, Inc.(a)	396,359	63,203,406
Total		125,528,437
Professional Services 5.6%
Alight, Inc., Class A(a)	2,491,266	18,435,368
ICF International, Inc.	62,052	10,349,653
KBR, Inc.	395,612	25,766,210
Parsons Corp.(a)	635,927	65,932,911
Paylocity Holding Corp.(a)	205,052	33,827,429
Total		154,311,571
Trading Companies & Distributors 2.2%
FTAI Aviation Ltd.	468,590	62,275,611
Total Industrials		603,336,997
Information Technology 19.5%
Electronic Equipment, Instruments & Components 0.8%
Coherent Corp.(a)	243,962	21,690,661
IT Services 2.0%
Cloudflare, Inc.(a)	137,604	11,130,787
Globant SA(a)	225,127	44,606,664
Total		55,737,451
Columbia Acorn® Fund | 2024

Portfolio of Investments  (continued)
Columbia Acorn® Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.9%
Allegro MicroSystems, Inc.(a)	879,722	20,497,523
Credo Technology Group Holding Ltd.(a)	588,885	18,137,658
Lattice Semiconductor Corp.(a)	466,943	24,780,665
Onto Innovation, Inc.(a)	55,336	11,485,540
Semtech Corp.(a)	469,051	21,416,869
Veeco Instruments, Inc.(a)	390,833	12,948,297
Total		109,266,552
Software 12.1%
Alkami Technology, Inc.(a)	680,692	21,469,026
AppLovin Corp.(a)	111,563	14,564,550
Braze, Inc., Class A(a)	234,219	7,574,642
CyberArk Software Ltd.(a)	59,246	17,276,726
Dynatrace, Inc.(a)	559,180	29,899,355
Gen Digital, Inc.	709,317	19,456,565
Gitlab, Inc., Class A(a)	257,362	13,264,437
HubSpot, Inc.(a)	32,546	17,301,454
Informatica, Inc., Class A(a)	547,740	13,846,867
Klaviyo, Inc.(a)	250,357	8,857,631
Monday.com Ltd.(a)	96,858	26,904,247
Samsara, Inc., Class A(a)	264,304	12,718,308
Sprout Social, Inc., Class A(a)	738,125	21,457,294
Tenable Holdings, Inc.(a)	308,311	12,492,762
Varonis Systems, Inc.(a)	457,621	25,855,586
Workiva, Inc., Class A(a)	350,599	27,739,393
Zeta Global Holdings Corp., Class A(a)	868,371	25,903,507
Zscaler, Inc.(a)	117,214	20,036,561
Total		336,618,911
Technology Hardware, Storage & Peripherals 0.7%
Pure Storage, Inc., Class A(a)	231,708	11,641,010
Super Micro Computer, Inc.(a)	21,623	9,003,817
Total		20,644,827
Total Information Technology		543,958,402
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.3%
Metals & Mining 1.3%
ATI, Inc.(a)	546,946	36,596,157
Total Materials		36,596,157
Real Estate 1.7%
Real Estate Management & Development 1.7%
Colliers International Group, Inc.	316,833	48,098,418
Total Real Estate		48,098,418
Total Common Stocks (Cost $2,173,370,104)		2,734,561,518

Exchange-Traded Equity Funds 1.0%
	Shares	Value ($)
Sector 1.0%
SPDR S&P Biotech ETF(f)	272,675	26,940,290
Total Exchange-Traded Equity Funds (Cost $24,664,936)		26,940,290

Money Market Funds 1.4%

Columbia Short-Term Cash Fund, 5.123%(b),(g)	29,794,701	29,791,721
Dreyfus Government Cash Management Fund, Institutional Shares, 4.803%(g),(h)	10,827,990	10,827,990
Total Money Market Funds (Cost $40,611,946)		40,619,711
Total Investments in Securities (Cost: $2,238,646,986)		2,802,121,519
Other Assets & Liabilities, Net		(16,423,257)
Net Assets		2,785,698,262

Columbia Acorn® Fund | 2024

Portfolio of Investments  (continued)
Columbia Acorn® Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	68,959,416	604,363,452	(643,517,055)	(14,092)	29,791,721	17,707	1,766,222	29,794,701
GCM Grosvenor, Inc., Class A
	36,064,735	5,244,394	—	9,776,560	51,085,689	—	1,356,361	4,512,870
Outset Medical, Inc.‡,†
	—	2,682,564	(37,768,665)	—	—	(35,942,677)	—	—
P3 Health Partners, Inc., Class A‡,†
	—	2,020,781	(27,958,274)	—	—	(25,353,262)	—	—
Total	105,024,151			9,762,468	80,877,410	(61,278,232)	3,122,583

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2024, the total value of these securities amounted to $139,974, which represents 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2024, the total market value of these securities amounted to $139,974, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,139	993,179	139,974

(e)	Valuation based on significant unobservable inputs.
(f)	All or a portion of this security was on loan at September 30, 2024. The total market value of securities on loan at September 30, 2024 was $10,650,640.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(h)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn® Fund | 2024

Portfolio of Investments
Columbia Acorn International®, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Australia 4.9%
CAR Group Ltd.	872,591	22,570,787
IDP Education Ltd.	1,432,359	15,691,702
Pro Medicus Ltd.	119,226	14,674,881
Total		52,937,370
Brazil 1.3%
TOTVS SA	2,641,793	13,898,303
Canada 3.4%
Altus Group Ltd.(a)	377,811	15,333,687
CCL Industries, Inc., Class B	186,200	11,351,392
Richelieu Hardware Ltd.	328,679	9,745,298
Total		36,430,377
China 1.7%
Silergy Corp.	1,236,000	18,202,589
Finland 1.8%
Valmet OYJ(a)	608,034	19,503,572
France 1.6%
Edenred SE	292,710	11,086,573
Robertet SA	5,829	6,170,612
Total		17,257,185
Germany 7.8%
Amadeus Fire AG	43,462	4,480,191
CTS Eventim AG & Co. KGaA	166,648	17,352,334
Hypoport SE(b)	77,111	25,458,770
Jenoptik AG	605,547	18,691,503
Nemetschek SE	175,954	18,288,641
Total		84,271,439
India 2.9%
Cholamandalam Investment and Finance Co., Ltd.	400,065	7,679,184
ICICI Prudential Life Insurance Co., Ltd.	1,394,459	12,970,727
Max Healthcare Institute Ltd.	944,652	11,095,845
Total		31,745,756
Ireland 1.3%
Bank of Ireland Group PLC	1,305,944	14,584,159
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 1.9%
Amplifon SpA	521,666	15,013,860
Carel Industries SpA	249,562	5,450,435
Total		20,464,295
Japan 26.7%
Capcom Co., Ltd.	1,062,600	24,784,227
Daiseki Co., Ltd.	401,119	10,504,183
Disco Corp.	48,100	12,670,874
Fuso Chemical Co., Ltd.	507,100	14,109,314
Gunma Bank Ltd. (The)	1,063,900	6,570,008
Kakaku.com, Inc.	561,400	9,772,414
Kokusai Electric Corp.	673,200	15,179,708
Kyudenko Corp.	232,200	11,009,321
Macnica Holdings, Inc.(a)	336,000	4,679,050
NGK Spark Plug Co., Ltd.	785,700	22,137,355
Nippon Sanso Holdings Corp.	317,100	11,638,508
Nomura Real Estate Holdings, Inc.	564,700	15,214,767
Obic Co., Ltd.	428,000	15,016,053
Omron Corp.	422,600	19,321,144
Recruit Holdings Co., Ltd.	361,100	21,937,695
Sanwa Holdings Corp.	413,700	11,013,748
Simplex Holdings, Inc.	895,700	15,130,592
Solasto Corp.	1,845,600	7,180,201
Sundrug Co., Ltd.	182,800	5,409,088
Suntory Beverage & Food Ltd.	614,500	23,138,351
Yaskawa Electric Corp.	366,500	12,829,855
Total		289,246,456
Mexico 1.6%
Corporación Inmobiliaria Vesta SAB de CV	6,581,508	17,738,986
Netherlands 4.0%
BE Semiconductor Industries NV	112,247	14,316,056
IMCD NV	170,567	29,630,043
Total		43,946,099
New Zealand 2.3%
Fisher & Paykel Healthcare Corp., Ltd.	1,137,570	25,215,539

Columbia Acorn International® | 2024

Portfolio of Investments  (continued)
Columbia Acorn International®, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 0.4%
AutoStore Holdings Ltd.(b),(c)	4,699,040	4,782,591
Sweden 5.0%
AddTech AB, B Shares	325,749	9,765,650
Hexagon AB, Class B	1,994,166	21,479,304
Munters Group AB	1,030,000	23,544,645
Total		54,789,599
Switzerland 6.6%
Belimo Holding AG, Registered Shares	42,978	30,682,413
Inficon Holding AG	12,163	17,577,026
Tecan Group AG, Registered Shares	21,728	7,140,260
VAT Group AG	31,674	16,198,043
Total		71,597,742
Taiwan 1.9%
Voltronic Power Technology Corp.	317,408	20,288,383
United Kingdom 17.2%
Ashtead Group PLC	280,896	21,764,050
Auto Trader Group PLC	2,439,267	28,356,924
ConvaTec Group PLC	4,007,275	12,170,918
Genus PLC	658,912	17,705,742
Halma PLC	614,997	21,503,666
Howden Joinery Group PLC	1,501,580	18,247,641
Common Stocks (continued)
Issuer	Shares	Value ($)
Intermediate Capital Group PLC	909,048	27,145,950
Rightmove PLC	2,348,245	19,411,716
Safestore Holdings PLC	1,672,397	20,144,621
Total		186,451,228
United States 2.5%
CRH PLC	169,949	15,553,997
Inter Parfums, Inc.	93,531	12,110,394
Total		27,664,391
Vietnam 1.7%
FPT Corp.	3,301,062	18,073,518
Total Common Stocks (Cost $770,334,117)		1,069,089,577

Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(d),(e)	25,693,363	25,690,793
Dreyfus Government Cash Management Fund, Institutional Shares, 4.803%(d),(f)	28,228,258	28,228,258
Total Money Market Funds (Cost $53,913,913)		53,919,051
Total Investments in Securities (Cost $824,248,030)		1,123,008,628
Other Assets & Liabilities, Net		(38,339,063)
Net Assets		$1,084,669,565
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at September 30, 2024. The total market value of securities on loan at September 30, 2024 was $26,194,728.
(b)	Non-income producing investment.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $4,782,591, which represents 0.44% of total net assets.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	21,219,590	193,059,862	(188,593,754)	5,095	25,690,793	(3,326)	676,693	25,693,363

(f)	Investment made with cash collateral received from securities lending activity.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn International® | 2024

Portfolio of Investments
Columbia Acorn International SelectSM, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.6%
Issuer	Shares	Value ($)
Australia 1.7%
CSL Ltd.	19,170	3,786,718
Brazil 0.8%
TOTVS SA	321,308	1,690,381
Canada 1.8%
Canadian National Railway Co.	13,670	1,600,738
Shopify, Inc., Class A(a)	27,867	2,232,533
Total		3,833,271
China 1.0%
NetEase, Inc., ADR	23,783	2,223,948
Denmark 3.2%
Novo Nordisk A/S, Class B	59,175	7,018,837
France 15.1%
Airbus Group SE	26,349	3,856,343
Cie de Saint-Gobain SA	31,386	2,862,482
EssilorLuxottica SA	11,284	2,673,455
L’Oreal SA	6,884	3,087,728
LVMH Moet Hennessy Louis Vuitton SE	4,488	3,441,740
Pernod Ricard SA	9,978	1,509,596
Publicis Groupe SA	44,604	4,881,300
Schneider Electric SE	27,623	7,281,642
TotalEnergies SE	53,062	3,445,599
Total		33,039,885
Germany 5.9%
Adidas AG	19,501	5,167,505
Deutsche Telekom AG, Registered Shares	170,412	5,004,873
Nemetschek SE	25,067	2,605,461
Total		12,777,839
India 2.1%
Max Healthcare Institute Ltd.	119,375	1,402,174
Phoenix Mills Ltd. (The)	144,502	3,178,904
Total		4,581,078
Ireland 2.1%
Bank of Ireland Group PLC	409,705	4,575,390
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 23.6%
Capcom Co., Ltd.	293,000	6,833,972
Daikin Industries Ltd.	20,000	2,807,220
Disco Corp.	8,900	2,344,507
Gunma Bank Ltd. (The)	335,300	2,070,611
Hoya Corp.	16,600	2,299,159
Kokusai Electric Corp.	100,600	2,268,388
NGK Spark Plug Co., Ltd.	98,300	2,769,635
Nomura Real Estate Holdings, Inc.	37,800	1,018,449
Omron Corp.	98,800	4,517,106
ORIX Corp.	70,300	1,644,940
Recruit Holdings Co., Ltd.	91,000	5,528,469
Renesas Electronics Corp.	319,400	4,635,346
Sony Group Corp.	98,500	1,913,618
Suntory Beverage & Food Ltd.	125,800	4,736,867
Tokyo Electron Ltd.	18,400	3,281,377
Yaskawa Electric Corp.	80,700	2,825,019
Total		51,494,683
Netherlands 3.5%
ASML Holding NV	6,268	5,214,102
IMCD NV	14,131	2,454,767
Total		7,668,869
New Zealand 1.5%
Fisher & Paykel Healthcare Corp., Ltd.	148,045	3,281,587
Singapore 1.3%
DBS Group Holdings Ltd.	97,790	2,895,984
Spain 2.1%
Industria de Diseno Textil SA	75,631	4,479,358
Switzerland 9.7%
Belimo Holding AG, Registered Shares	8,475	6,050,385
Lonza Group AG, Registered Shares	5,084	3,226,223
Nestlé SA, Registered Shares	46,461	4,668,979
Sika AG	11,656	3,863,562
VAT Group AG	6,447	3,296,988
Total		21,106,137

Columbia Acorn International SelectSM | 2024

Portfolio of Investments  (continued)
Columbia Acorn International SelectSM, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 18.8%
3i Group PLC	131,708	5,834,467
Ashtead Group PLC	62,155	4,815,820
Auto Trader Group PLC	177,233	2,060,366
BT Group PLC	1,462,836	2,899,443
ConvaTec Group PLC	672,194	2,041,591
Halma PLC	76,902	2,688,915
Howden Joinery Group PLC	217,433	2,642,310
Intermediate Capital Group PLC	159,646	4,767,342
London Stock Exchange Group PLC	27,212	3,725,623
Reckitt Benckiser Group PLC	44,362	2,714,253
Rightmove PLC	235,662	1,948,095
Rio Tinto PLC	46,274	3,284,881
Whitbread PLC	38,405	1,612,187
Total		41,035,293
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 2.4%
CRH PLC	56,688	5,188,174
Total Common Stocks (Cost $168,884,145)		210,677,432

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	7,078,147	7,077,440
Total Money Market Funds (Cost $7,076,520)		7,077,440
Total Investments in Securities (Cost $175,960,665)		217,754,872
Other Assets & Liabilities, Net		359,700
Net Assets		$218,114,572
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	5,679,803	43,007,606	(41,610,710)	741	7,077,440	1,301	90,408	7,078,147
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn International SelectSM | 2024

Portfolio of Investments
Columbia Thermostat FundSM, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 27.0%
	Shares	Value ($)
U.S. Large Cap 24.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,440,647	95,038,799
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	3,260,545	95,273,133
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	494,508	37,997,981
Columbia Large Cap Index Fund, Institutional 3 Class(a)	1,261,545	76,109,000
Total		304,418,913
U.S. Small Cap 3.0%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	1,538,363	37,951,415
Total Equity Funds (Cost $279,766,396)		342,370,328

Exchange-Traded Equity Funds 3.0%

U.S. Large Cap 3.0%
Columbia Research Enhanced Core ETF(a)	1,119,049	37,946,952
Total Exchange-Traded Equity Funds (Cost $31,045,820)		37,946,952

Exchange-Traded Fixed Income Funds 7.0%

Multisector 7.0%
Columbia Diversified Fixed Income Allocation ETF(a)	4,775,053	88,242,979
Total Exchange-Traded Fixed Income Funds (Cost $87,734,026)		88,242,979

Fixed Income Funds 62.8%
	Shares	Value ($)
High Yield 7.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	7,987,660	88,742,903
Investment Grade 55.8%
Columbia Corporate Income Fund, Institutional 3 Class(a)	18,825,476	176,582,965
Columbia Quality Income Fund, Institutional 3 Class(a)	7,156,943	132,117,167
Columbia Total Return Bond Fund, Institutional 3 Class(a)	7,023,918	220,551,034
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	17,254,042	176,508,847
Total		705,760,013
Total Fixed Income Funds (Cost $776,367,179)		794,502,916

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 5.123%(a),(c)	3,488,627	3,488,278
Total Money Market Funds (Cost $3,487,757)		3,488,278
Total Investments in Securities (Cost: $1,178,401,178)		1,266,551,453
Other Assets & Liabilities, Net		(1,367,302)
Net Assets		1,265,184,151
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	49,842,893	162,111,141	(125,234,563)	8,319,328	95,038,799	—	13,441,645	—	2,440,647
Columbia Corporate Income Fund, Institutional 3 Class
	113,832,291	97,900,121	(44,447,255)	9,297,808	176,582,965	—	(5,374,894)	4,559,976	18,825,476
Columbia Diversified Fixed Income Allocation ETF
	113,184,926	45,667,105	(78,039,107)	7,430,055	88,242,979	—	(7,823,886)	2,877,814	4,775,053

Columbia Thermostat FundSM | 2024

Portfolio of Investments  (continued)
Columbia Thermostat FundSM, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Emerging Markets Fund, Institutional 3 Class
	20,222,272	—	(18,206,441)	(2,015,831)	—	—	1,917,307	—	—
Columbia High Yield Bond Fund, Institutional 3 Class
	—	101,773,216	(15,955,078)	2,924,765	88,742,903	—	84,502	1,807,436	7,987,660
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	49,793,350	166,956,479	(130,376,621)	8,899,925	95,273,133	5,239,610	9,466,461	194,205	3,260,545
Columbia Large Cap Growth Fund, Institutional 3 Class
	—	79,142,515	(46,633,571)	5,489,037	37,997,981	—	4,900,731	—	494,508
Columbia Large Cap Index Fund, Institutional 3 Class
	39,867,291	130,470,331	(102,621,254)	8,392,632	76,109,000	1,105,503	9,259,639	229,705	1,261,545
Columbia Quality Income Fund, Institutional 3 Class
	227,547,307	76,226,278	(186,088,644)	14,432,226	132,117,167	—	(17,730,284)	5,381,129	7,156,943
Columbia Research Enhanced Core ETF
	19,956,188	64,624,566	(50,319,125)	3,685,323	37,946,952	—	5,086,882	—	1,119,049
Columbia Short-Term Cash Fund, 5.123%
	5,040,866	150,661,094	(152,213,698)	16	3,488,278	—	576	173,101	3,488,627
Columbia Small Cap Index Fund, Institutional 3 Class
	19,727,625	65,987,000	(49,530,198)	1,766,988	37,951,415	1,934,214	2,059,588	25,995	1,538,363
Columbia Total Return Bond Fund, Institutional 3 Class
	284,542,729	120,347,017	(188,903,128)	4,564,416	220,551,034	—	(4,767,484)	8,313,339	7,023,918
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	397,039,033	107,753,496	(351,620,596)	23,336,914	176,508,847	—	(31,369,746)	6,413,407	17,254,042
Total	1,340,596,771			96,523,602	1,266,551,453	8,279,327	(20,848,963)	29,976,107

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Thermostat FundSM | 2024

Portfolio of Investments
Columbia Acorn European FundSM, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Belgium 3.3%
Azelis Group NV	32,273	707,109
Melexis NV	11,689	967,151
Total		1,674,260
Finland 3.5%
Konecranes OYJ	18,219	1,368,840
Metso Outotec OYJ	37,635	402,409
Total		1,771,249
France 8.7%
Edenred SE	23,110	875,305
Elis SA	43,986	917,950
Nexans SA	5,230	767,682
Pluxee NV(a)	9,245	194,733
Robertet SA	533	564,237
Verallia SA	29,362	859,361
Virbac SA	687	292,567
Total		4,471,835
Germany 9.7%
CTS Eventim AG & Co. KGaA	14,615	1,521,797
Gerresheimer AG	7,723	689,360
Hypoport SE(a)	2,649	874,587
Nemetschek SE	14,017	1,456,926
Rational AG	412	420,631
Total		4,963,301
Ireland 0.6%
Cairn Homes PLC	144,735	316,799
Italy 7.1%
Amplifon SpA	51,269	1,475,552
Carel Industries SpA	87,331	1,907,309
Reply SpA	1,672	252,137
Total		3,634,998
Luxembourg 0.6%
CVC Capital Partners PLC(a),(b)	13,846	309,332
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 3.4%
BE Semiconductor Industries NV	8,797	1,121,975
IMCD NV	3,501	608,176
Total		1,730,151
Norway 2.1%
Storebrand ASA	48,651	533,879
TGS NOPEC Geophysical Co. ASA	21,026	197,482
TOMRA Systems ASA	22,046	324,044
Total		1,055,405
Spain 2.8%
Fluidra SA	54,732	1,434,785
Sweden 10.3%
AddTech AB, B Shares	47,312	1,418,369
Hexagon AB, Class B	71,285	767,816
Hexpol AB	48,783	504,499
Munters Group AB	86,223	1,970,961
Sectra AB, Class B(a)	21,878	611,369
Total		5,273,014
Switzerland 13.7%
Accelleron Industries AG	19,587	1,016,270
Belimo Holding AG, Registered Shares	2,881	2,056,774
Comet Holding AG, Registered Shares	839	331,939
Inficon Holding AG	999	1,443,677
Kardex Holding AG	4,878	1,595,289
Siegfried Holding AG, Registered Shares(a)	258	347,475
Tecan Group AG, Registered Shares	778	255,667
Total		7,047,091
United Kingdom 31.0%
Auction Technology Group PLC(a)	62,968	353,577
Auto Trader Group PLC	175,762	2,043,265
Bodycote PLC	43,554	351,799
Breedon Group PLC	46,315	265,021
Chemring Group PLC	98,207	480,681
ConvaTec Group PLC	261,925	795,520
Diploma PLC	34,082	2,025,999
Genus PLC	15,475	415,832

Columbia Acorn European FundSM | 2024

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Greggs PLC	13,537	565,391
Halma PLC	43,474	1,520,089
Howden Joinery Group PLC	29,185	354,665
IMI PLC	22,466	546,601
Intermediate Capital Group PLC	66,417	1,983,342
Moonpig Group PLC(a)	147,577	403,485
Rentokil Initial PLC	176,690	863,991
Rightmove PLC	101,454	838,667
Safestore Holdings PLC	127,941	1,541,095
Spectris PLC	9,453	345,467
YouGov PLC	35,054	205,804
Total		15,900,291
United States 2.4%
Inter Parfums, Inc.	9,532	1,234,203
Total Common Stocks (Cost $32,131,504)		50,816,714

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(c),(d)	252,696	252,671
Total Money Market Funds (Cost $252,652)		252,671
Total Investments in Securities (Cost $32,384,156)		51,069,385
Other Assets & Liabilities, Net		153,801
Net Assets		$51,223,186
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $309,332, which represents 0.60% of total net assets.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	548,979	16,198,709	(16,494,981)	(36)	252,671	236	17,177	252,696
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn European FundSM | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT110_12_P01_(11/24)